Copeland SMID Cap Dividend Growth Fund

Supplement dated June 29, 2017

to the Copeland SMID Cap Dividend Growth Fund (the “Fund”) Prospectus

dated February 26, 2017

Effective June 29, 2017, the minimum initial investment for the Fund is reduced to $5,000. Consequently all references to the minimum initial investment in the Fund’s Prospectus are deleted and replaced with $5,000.

The table in the section entitled “Management of the Fund” and subsection “Purchase and Sale of Fund Shares” on page 3 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Minimum Investment
Initial Regular Accounts	Initial Retirement Accounts	Subsequent Regular Accounts	Subsequent Retirement Accounts
$5,000	$5,000	$500	$500

This Supplement, the Prospectus and Statement of Additional Information provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All these documents are available upon request and without charge by calling Shareholder Services at 1-888-9-COPELAND or on the website at www.copelandfunds.com.